INCOME TAXES	3 Months Ended
Mar. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
(14) INCOME TAXES

The provisions for income tax expense were as follows (in thousands):

	Three Months Ended March 31,
	2012	2011
	(unaudited)	(unaudited)
PRC enterprise income tax - current	$2,191	$1,549

As of March 31, 2012 and December 31, 2011, the Company did not have any significant temporary differences and carry forwards that may result in deferred tax.

The applicable rate of Hong Kong profits tax for 2012 and 2011 is 16.5%. However, no provision for Hong Kong profits tax has been made as the Company does not carry on any business which generates profits chargeable to Hong Kong profits tax.

PXPF is a company incorporated in the BVI and is fully exempt from Domestic Corporate Tax of the BVI.

The Company’s subsidiary and VIE in China are subject to a statutory income tax rate of 25% in the PRC.

The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has concluded it has no material liability related to uncertain tax positions or unrecognized tax benefits as of March 31, 2012.
The following table reconciles the theoretical tax expense calculated at the statutory rates to the Company’s effective tax expense for the three months ended March 31, 2011 and 2010 respectively (in thousands):

	For Three Months Ended March 31,
	2012	2011
	(Unaudited)	(Unaudited)
Theoretical tax expense calculated at PRC statutory enterprise income tax rate of 25%	$1,171	$1,501
Tax adjustment for prior year	1,056	-
Tax effect of non-deductible expenses	44	104
Other	(80)	(56)
Effective tax expense	$2,191	$1,549

The tax adjustment for the prior year represents a change in management's estimate of the prior year income tax provision. Certain expenses that the Company believed were deductible were deemed non-deductible by the tax bureau subsequent to the Company's filing of its annual report on Form 10-K on April 12, 2012. Therefore a provision was made for the additional income tax during the current quarter. Non-deductible expenses for the three months ended March 31, 2012 and 2011 primarily consisted of expenses incurred outside of the PRC which are not deductible in computing the income tax for the PRC.